DWS VARIABLE SERIES II

               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                             ----------------------


                                DWS Balanced VIP


The following portfolio managers have been added to the existing portfolio management team as listed in "The Portfolio Managers" subsection of the "How each Portfolio Works" section of the portfolio's prospectuses:

  John Brennan
  Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
    o Portfolio and Sector Manager for Institutional Fixed
      Income: Louisville.
    o Joined Deutsche Asset Management and the portfolio in 2007 after 14 years of experience at INVESCO and Freddie Mac. Previously, was head of Structured Securities sector team at INVESCO and before that was senior fixed income portfolio manager at Freddie Mac specializing in MBS, CMBS, collateralized mortgage obligations, ARMS, mortgage derivatives, US Treasuries and agency debt.
    o BS, University of Maryland; MBA William & Mary.


J. Richard Robben, CFA
Vice President of Deutsche Asset Management and Portfolio Manager of the portfolio.
  o Joined Deutsche Asset Management and the portfolio in 2007 after 11 years of experience at INVESCO Institutional, most recently as senior portfolio manager for LIBOR-related strategies and head of portfolio construction group for North American Fixed Income.
  o BA, Bellarmine University.












               Please Retain This Supplement for Future Reference




                                                                     [Logo]DWS
                                                                       SCUDDER
August 1, 2007                                             Deutsche Bank Group

Supplement to the currently effective Statement of Additional Information for the listed Portfolio:

DWS Balanced VIP
--------------------------------------------------------------------------------


The following information supplements the "Management of the Funds" section of the above Portfolio's current Statement of Additional Information.


Portfolio Ownership of Portfolio Managers. For Portfolios managed by the Advisor or an affiliated Advisor, the following table shows the dollar range of shares owned beneficially and of record by each member of the Portfolio's management team in the applicable Portfolio as well as in all DWS Funds as a group (i.e. those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of June 30, 2007 for John Brennan and J. Richard Robben.



                                  Name of               Dollar Range of         Dollar Range of All
Name of Portfolio              Portfolio Manager     Portfolio Shares Owned    DWS Fund Shares Owned
-----------------              -----------------     ----------------------    ---------------------
Balanced                        John Brennan                 $0                        $0
                                J. Richard Robben            $0                        $0

Conflicts of Interest. In addition to managing the assets of the Portfolios, the portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Portfolio, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of June 30, 2007 for John Brennan and J. Richard Robben.

Other SEC Registered Investment Companies Managed:


                                                                                            Number of
                                                                                            Investment
                                                        Number of      Total Assets of       Company        Total Assets of
                                                        Registered       Registered       Accounts with       Performance-
                              Name of Portfolio         Investment       Investment        Performance-        Based Fee
Name of Portfolio                  Manager              Companies         Companies         Based Fee           Accounts
-----------------                  -------              ---------         ---------         ---------           --------

Balanced                   John Brennan                     0               $0                  0                 $0
                           J. Richard Robben                0               $0                  0                 $0








Other Pooled Investment Vehicles Managed:

                                                                                            Number of
                                                                                              Pooled
                                                                                            Investment        Total Assets
                                                        Number of      Total Assets of       Vehicle               of
                                                          Pooled           Pooled         Accounts with       Performance-
                              Name of Portfolio         Investment       Investment        Performance-        Based Fee
Name of Portfolio                  Manager               Vehicles         Vehicles          Based Fee           Accounts
-----------------                  -------               --------         --------          ---------           --------

Balanced                   John Brennan                     0               $0                  0                 $0
                           J. Richard Robben                0               $0                  0                 $0

Other Accounts Managed:

                                                                                            Number of
                                                                                              Other         Total Assets of
                                                        Number of                         Accounts with       Performance-
                              Name of Portfolio           Other        Total Assets of     Performance-        Based Fee
Name of Portfolio                  Manager               Accounts      Other Accounts       Based Fee           Accounts
-----------------                  -------               --------      --------------       ---------           --------

Balanced                   John Brennan                     0               $0                  0                 $0
                           J. Richard Robben                0               $0                  0                 $0


               Please Retain This Supplement for Future Reference

August 1, 2007